Transfers Of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2020
Securitization Programs [member]
Statement [LineItems]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition

The following table summarizes the securitized asset types that did not qualify for derecognition, along with their associated securitization liabilities as at October 31, 2020 and October 31, 2019.

Financial Assets Not Qualifying for Derecognition Treatment as Part of the Bank’s Securitization Programs

(millions of Canadian dollars)				As at
	October 31, 2020		October 31, 2019

	Fair value	Carrying amount	Fair value	Carrying amount
Nature of transaction
Securitization of residential mortgage loans	$25,622	$25,271	$23,705	$23,689

Other financial assets transferred related to securitization[1]	4,101	4,084	3,525	3,524

Total	29,723	29,355	27,230	27,213
Associated liabilities[2]	$29,861	$29,486	$27,316	$27,144

[1]

Includes asset-backed securities, asset-backed commercial paper (ABCP), cash, repurchase agreements, and Government of Canada securities used to fulfil funding requirements of the Bank’s securitization structures after the initial securitization of mortgage loans.

[2]

Includes securitization liabilities carried at amortized cost of $16 billion as at October 31, 2020 (October 31, 2019 – $14 billion), and securitization liabilities carried at fair value of $14 billion as at October 31, 2020 (October 31, 2019 – $13 billion).

Other Financial Assets [member]
Statement [LineItems]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition

The following table summarizes the carrying amount of financial assets and the associated transactions that did not qualify for derecognition, as well as their associated financial liabilities as at October 31, 2020 and October 31, 2019.

Other Financial Assets Not Qualifying for Derecognition[1]

(millions of Canadian dollars)		As at

	October 31 2020	October 31 2019
Carrying amount of assets
Nature of transaction
Repurchase agreements[2,3]	$28,549	$16,537

Securities lending agreements	38,934	39,128

Total	67,483	55,665
Carrying amount of associated liabilities[3]	$27,855	$16,975

[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current year.
[2]	Includes $2.4 billion, as at October 31, 2020, of assets related to repurchase agreements or swaps that are collateralized by physical precious metals (October 31, 2019 – $1.3 billion).
[3]	Associated liabilities are all related to repurchase agreements.